RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts paid and payable to HDSI for services of KMP employed by HDSI	$ 2,441	$ 2,499
Amounts paid and payable to KMP	1,768	1,913
Compensation gross	4,209	4,412
Share-based compensation	661	1,441
Total compensation	4,870	5,853
Total for services rendered	3,954	3,874
Engineering	363	372
Environmental	321	508
Other technical services	125	44
Services rendered by HDSI	809	924
Management, corporate communications, secretarial, financial and administration	2,450	2,223
Shareholder communication	695	727
Total General and administrative	3,145	2,950
Conferences and travel	246	124
Insurance	87	48
Office supplies and information technology	575	532
Total reimbursed	908	704
Total value of transactions with HDSI	$ 4,862	$ 4,578